UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (95.6%)(a)
			Shares	Value

Aerospace and defense (1.3%)

L3 Technologies, Inc.			1,935	$364,612

				364,612
Auto components (1.7%)

Goodyear Tire & Rubber Co. (The)(S)			13,878	461,444

				461,444
Banks (7.2%)

East West Bancorp, Inc.			5,960	356,289

First Republic Bank			2,962	309,411

Old National Bancorp			9,925	181,628

PacWest Bancorp			4,118	208,000

Peoples Bancorp, Inc.			11,368	381,851

Popular, Inc. (Puerto Rico)			3,713	133,445

Texas Capital Bancshares, Inc.(NON)			1,760	151,008

Umpqua Holdings Corp.			15,400	300,454

				2,022,086
Biotechnology (5.2%)

Alnylam Pharmaceuticals, Inc.(NON)			1,725	202,670

Array BioPharma, Inc.(NON)(S)			14,118	173,651

Bioverativ, Inc.(NON)			2,755	157,228

Clovis Oncology, Inc.(NON)(S)			5,599	461,358

Prothena Corp. PLC (Ireland)(NON)(S)			2,485	160,953

Puma Biotechnology, Inc.(NON)			1,510	180,823

Radius Health, Inc.(NON)(S)			2,820	108,711

				1,445,394
Building products (3.7%)

AO Smith Corp.			3,135	186,313

JELD-WEN Holding, Inc.(NON)			10,447	371,077

Owens Corning			6,250	483,438

				1,040,828
Capital markets (3.2%)

Hamilton Lane, Inc. Class A(S)			17,356	466,009

Investment Technology Group, Inc.			18,924	418,977

				884,986
Chemicals (2.7%)

Orion Engineered Carbons SA (Luxembourg)			16,336	366,743

W.R. Grace & Co.			5,250	378,788

				745,531
Communications equipment (1.3%)

EchoStar Corp. Class A(NON)			6,583	376,745

				376,745
Construction materials (2.9%)

Summit Materials, Inc. Class A(NON)			25,464	815,605

				815,605
Containers and packaging (4.2%)

Ball Corp.			10,295	425,184

Graphic Packaging Holding Co.			17,655	246,287

RPC Group PLC (United Kingdom)			38,642	512,883

				1,184,354
Diversified consumer services (1.0%)

Service Corp. International/US			8,023	276,794

				276,794
Electric utilities (1.9%)

ALLETE, Inc.			4,155	321,140

OGE Energy Corp.			5,545	199,786

				520,926
Energy equipment and services (1.1%)

Oceaneering International, Inc.			3,212	84,379

Patterson-UTI Energy, Inc.			5,252	109,977

Select Energy Services, Inc. Class A(NON)			7,026	111,854

				306,210
Equity real estate investment trusts (REITs) (8.3%)

Colony NorthStar, Inc. Class A			33,936	426,236

Easterly Government Properties, Inc.			22,399	462,987

Gaming and Leisure Properties, Inc.			13,098	483,185

New York REIT, Inc.			50,879	399,400

SBA Communications Corp.(NON)			2,355	339,238

WP Carey, Inc.			3,310	223,061

				2,334,107
Food products (2.4%)

Sanderson Farms, Inc.(S)			2,408	388,940

Simply Good Foods Co. (The)(NON)			24,310	284,670

				673,610
Gas utilities (1.0%)

ONE Gas, Inc.			3,673	270,480

				270,480
Health-care equipment and supplies (1.2%)

GenMark Diagnostics, Inc.(NON)			16,936	163,094

Penumbra, Inc.(NON)(S)			1,865	168,410

				331,504
Health-care providers and services (1.0%)

Select Medical Holdings Corp.(NON)			15,085	289,632

				289,632
Hotels, restaurants, and leisure (1.9%)

Dave & Buster's Entertainment, Inc.(NON)			3,545	186,042

Wyndham Worldwide Corp.			3,250	342,583

				528,625
Independent power and renewable electricity producers (0.2%)

NRG Energy, Inc.			2,580	66,022

				66,022
Insurance (2.6%)

Assured Guaranty, Ltd.			6,505	245,564

Employers Holdings, Inc.			6,817	309,833

MBIA, Inc.(NON)(S)			20,075	174,653

				730,050
Internet and direct marketing retail (1.5%)

ANGI Homeservices, Inc. Class A(NON)			32,825	406,254

				406,254
Internet software and services (5.3%)

GoDaddy, Inc. Class A(NON)			8,055	350,473

Instructure, Inc.(NON)			13,667	453,061

J2 Global, Inc.(S)			3,885	287,024

MuleSoft, Inc. Class A(NON)(S)			8,920	179,649

Rightmove PLC (United Kingdom)			4,008	217,246

				1,487,453
IT Services (3.0%)

CSRA, Inc.			9,285	299,627

DXC Technology Co.			6,430	552,208

				851,835
Leisure products (3.2%)

Brunswick Corp.			10,670	597,200

Malibu Boats, Inc. Class A(NON)			9,433	298,460

				895,660
Life sciences tools and services (0.6%)

Bio-Rad Laboratories, Inc. Class A(NON)			725	161,110

				161,110
Machinery (2.0%)

Astec Industries, Inc.			5,760	322,618

Oshkosh Corp.			2,990	246,795

				569,413
Media (0.7%)

Live Nation Entertainment, Inc.(NON)			4,783	208,300

				208,300
Metals and mining (1.1%)

Alcoa Corp.(NON)			6,575	306,527

				306,527
Mortgage real estate investment trusts (REITs) (0.4%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.			4,093	99,746

				99,746
Oil, gas, and consumable fuels (3.4%)

EnCana Corp. (Canada)			16,540	194,841

NuVista Energy, Ltd. (Canada)(NON)			25,710	155,568

Parsley Energy, Inc. Class A(NON)			6,645	175,029

Rice Energy, Inc.(NON)			2,405	69,601

Seven Generations Energy, Ltd. Class A (Canada)(NON)			9,863	156,037

Targa Resources Corp.			2,155	101,932

WPX Energy, Inc.(NON)			8,455	97,233

				950,241
Personal products (1.2%)

Edgewell Personal Care Co.(NON)			4,657	338,890

				338,890
Pharmaceuticals (4.0%)

Aclaris Therapeutics, Inc.(NON)(S)			12,122	312,869

Jazz Pharmaceuticals PLC(NON)			2,192	320,580

Medicines Co. (The)(NON)(S)			8,595	318,359

Pacira Pharmaceuticals, Inc.(NON)			4,440	166,722

				1,118,530
Road and rail (0.7%)

Kansas City Southern			1,770	192,364

				192,364
Semiconductors and semiconductor equipment (3.1%)

Cavium, Inc.(NON)(S)			4,318	284,729

Qorvo, Inc.(NON)			4,040	285,547

Teradyne, Inc.			8,230	306,897

				877,173
Software (2.8%)

Everbridge, Inc.(NON)			16,040	423,777

RealPage, Inc.(NON)			9,308	371,389

				795,166
Specialty retail (3.5%)

Burlington Stores, Inc.(NON)			2,543	242,755

Dick's Sporting Goods, Inc.			3,495	94,400

DSW, Inc. Class A			11,450	245,946

J. Jill, Inc.(NON)			37,253	405,685

				988,786
Thrifts and mortgage finance (2.0%)

Radian Group, Inc.			30,516	570,344

				570,344
Trading companies and distributors (0.9%)

H&E Equipment Services, Inc.			8,560	249,952

				249,952
Water utilities (0.2%)

California Water Service Group			1,662	63,405

				63,405

Total common stocks (cost $24,423,078)				$26,800,694

INVESTMENT COMPANIES (0.7%)(a)
			Shares	Value

PowerShares S&P SmallCap Industrials Portfolio			3,122	$190,255

Total investment companies (cost $178,628)				$190,255

PURCHASED OPTIONS OUTSTANDING (—%)(a)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC

Sealed Air Corp. (Call)	Jan-18/$50.00	$341,675	$7,998	$1,402

Total purchased options outstanding (cost $7,198)				$1,402

SHORT-TERM INVESTMENTS (16.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)		Shares	3,043,913	$3,043,913

Putnam Short Term Investment Fund 1.17%(AFF)		Shares	1,394,167	1,394,167

U.S. Treasury Bills 1.065%, 2/1/18(SEG)			$19,000	18,931

U.S. Treasury Bills 1.017%, 12/7/17(SEG)			35,000	34,937

Total short-term investments (cost $4,491,947)				$4,491,948

TOTAL INVESTMENTS

Total investments (cost $29,100,851)				$31,484,299

FUTURES CONTRACTS OUTSTANDING at 9/30/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	4	$298,172	$298,580	Dec-17	$8,189
S&P 500 Index E-Mini (Long)	1	125,968	125,805	Dec-17	765
S&P Mid Cap 400 Index E-Mini (Long)	1	179,594	179,570	Dec-17	2,588

Unrealized appreciation					11,542
Unrealized depreciation					—

Total					$11,542

WRITTEN OPTIONS OUTSTANDING at 9/30/17 (premiums $1,440) (Unaudited)

Counterparty	Expiration date/strike price	Notional Amount	Contract amount	Value

Barclays Bank PLC
Sealed Air Corp. (Call)	Jan-18/$55.00	$341,675	$7,998	$241

Total				$241

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $28,027,322.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,678,453	$13,212,359	$12,846,899	$21,723	$3,043,913
	Putnam Short Term Investment Fund**	680,657	10,454,440	9,740,930	5,973	1,394,167

	Total Short-term investments	$3,359,110	$23,666,799	$22,587,829	$27,696	$4,438,080
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $3,043,913, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,995,261.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $53,862.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,765,863	$—	$—
Consumer staples	1,012,500	—	—
Energy	1,256,451	—	—
Financials	4,307,212	—	—
Health care	3,346,170	—	—
Industrials	2,417,169	—	—
Information technology	4,388,372	—	—
Materials	3,052,017	—	—
Real estate	2,334,107	—	—
Utilities	920,833	—	—
Total common stocks	26,800,694	—	—
Investment companies	190,255	—	—
Purchased options outstanding	—	1,402	—
Short-term investments	1,394,167	3,097,781	—

Totals by level	$28,385,116	$3,099,183	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$11,542	$—	$—
Written options outstanding	—	(241)	—

Totals by level	$11,542	$(241)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$12,944	$241

Total	$12,944	$241

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$5,000
Written equity option contracts (contract amount)		$5,000
Futures contracts (number of contracts)		2

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017